Impairment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment Charges
Carrying amount	$ 9,831,000,000
Recoverable amount	4,167,000,000
Impairment charge	5,664,000,000
Value of shares	6,492,000,000	8,093,000,000	4,497,000,000
Norsk Hydro ASA
Impairment Charges
Stake in the entity (as a percent)	22.00%
Closing trading price of shares (in dollars per share)	$ 4.99
Value of shares	2,237,000,000
Thyssenkrupp CSA
Impairment Charges
Stake in the entity (as a percent)	26.87%
Onca Puma
Impairment Charges
Number of furnaces with problems	2
Number of furnaces which the entity had decided to rebuild	1
Others
Impairment Charges
Value of shares	1,568,000,000	2,464,000,000	2,198,000,000
Investment in affiliates and joint ventures
Impairment Charges
Carrying amount	4,248,000,000
Recoverable amount	2,607,000,000
Impairment charge	1,641,000,000
Investment in affiliates and joint ventures | Aluminum | Norsk Hydro ASA
Impairment Charges
Carrying amount	3,212,000,000
Recoverable amount	2,237,000,000
Impairment charge	975,000,000
Investment in affiliates and joint ventures | Steel | Thyssenkrupp CSA
Impairment Charges
Carrying amount	936,000,000
Recoverable amount	353,000,000
Impairment charge	583,000,000
Investment in affiliates and joint ventures | Energy | Vale Solucoes de Energia
Impairment Charges
Carrying amount	100,000,000
Recoverable amount	17,000,000
Impairment charge	83,000,000
Property, plant and equipment
Impairment Charges
Carrying amount	5,583,000,000
Recoverable amount	1,560,000,000
Impairment charge	4,023,000,000
Property, plant and equipment | Nickel | Onca Puma
Impairment Charges
Carrying amount	3,779,000,000
Recoverable amount	930,000,000
Impairment charge	2,849,000,000
Property, plant and equipment | Coal | Australia
Impairment Charges
Carrying amount	1,619,000,000
Recoverable amount	590,000,000
Impairment charge	1,029,000,000
Property, plant and equipment | Others
Impairment Charges
Carrying amount	185,000,000
Recoverable amount	40,000,000
Impairment charge	$ 145,000,000